STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE I – STOCKHOLDERS’ EQUITY

Holders of common stock are entitled to one vote per share. The common stock does not have cumulative voting rights in the election of directors. Accordingly, the holders of a majority of the outstanding shares of common stock entitled to vote in any election of directors may elect all of the directors standing for election. Subject to preferential rights with respect to any series of preferred stock that may be issued, holders of the common stock are entitled to receive ratably such dividends as may be declared by the board of directors on the common stock out of funds legally available therefore and, in the event of liquidation, dissolution or winding-up of affairs, are entitled to share equally and ratably in all the remaining assets and funds.

Series A preferred stock is nonvoting capital stock but may be converted into voting common stock. Each share of series A preferred stock is convertible at the option of the holder at any time after the issuance into one share of common stock, subject to adjustment from time to time in the event (i) the Company subdivides or combines its outstanding common stock into a greater or smaller number of shares, including stock splits and stock dividends; or (ii) of a reorganization or reclassification of common stock, the consolidation or merger with or into another company, the sale, conveyance or other transfer of substantially all of the Company assets to another corporation or other similar event, whereby securities or other assets are issuable or distributable to the holders of the outstanding common stock upon the occurrence of any such event; or (iii) of the issuance to the holders of Company common stock of securities convertible into, or exchangeable for, such shares of common stock.

Each outstanding share of series A preferred stock will automatically convert into one share of common stock (a) if the common stock commences public trading on the NASDAQ capital market or better, (b) if the series A preferred stockholder receives distributions from the net profits pool equal to the original purchase price paid for their registered links, or (c) five years after the date of issuance of the series A preferred stock. The Company does not have any other right to require a conversion of the series A preferred stock into common stock. The Company does not have the option to redeem outstanding shares of series A preferred stock. A holder of the series A preferred stock has no preemptive rights to subscribe for any additional shares of any class of stock or for any issue of bonds, notes or other securities convertible into any class of stock. In the event of a liquidation, dissolution or winding-up whether voluntary or otherwise, after payment of debts and other liabilities, the holders of the series A preferred stock will be entitled to receive from the remaining net assets, before any distribution to the holders of the common stock, the amount of $1.50 per share. After payment of the liquidation preference to the holders of series A preferred stock and payment of any other distributions that may be required with respect to any other series of preferred stock, the remaining assets, if any, will be distributed ratably to the holders of the common stock and the holders of the series A preferred stock on an as-if converted basis.

The series B preferred stock is voting capital stock. The holders of the series B preferred stock will vote on an as-converted basis with the common stock on all matters submitted to a vote of the shareholders. The holders of the series B preferred stock are not entitled to any dividends unless and until the series B preferred stock is converted into common stock. Each share of series B preferred stock is convertible at the option of the holder at any time after issuance into one share of common stock, subject to adjustment from time to time in the event (i) the Company subdivides or combines into outstanding common stock into a greater or smaller number of shares, including stock splits and stock dividends; or (ii) of a reorganization or reclassification of common stock, the consolidation or merger with or into another company, the sale, conveyance or other transfer of substantially all of the Company assets to another corporation or other similar event, whereby securities or other assets are issuable or distributable to the holders of the outstanding common stock upon the occurrence of any such event; or (iii) of the issuance by us to the holders of common stock of securities convertible into, or exchangeable for, such shares of common stock.

Each outstanding share of series B preferred stock will automatically convert into one share of common stock at a conversion rate equal to the lesser of $3.00 per share or 75% of the average closing price of the Company’s common stock as quoted on the public securities trading market on which our common stock is then traded with the highest volume, for ten (10) consecutive trading days immediately after the first day of public trading of common stock if common stock commences public trading on the NASDAQ capital market or better, but in any event no less than $2.50 per share or at $3.00 per share five years after the date of issuance of the series B preferred stock. In the event of a liquidation, dissolution or winding-up whether voluntary or otherwise, after payment of debts and other liabilities, the holders of the series B preferred stock will be entitled to receive from the remaining net assets, before any distribution to the holders of the common stock, and pari pasu with the payment of a liquidation preference of $1.50 per share to the holders of the series A preferred stock, the amount of $3.00 per share. After payment of the liquidation preference to the holders of the series A preferred stock and the series B preferred stock, and payment of any other distribution that may be required with respect to any other series of preferred stock, the remaining assets, if any, will be distributed ratably to the holders of the common stock, the holders of the series A preferred stock, and the holders of the series B preferred stock on an as-if converted basis.

The series C preferred stock is voting capital stock. For so long as any shares of the series C preferred stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right, on or after July 20, 2016, to vote in an amount equal to 51% of the total vote (representing a super majority voting power) with respect to all matters submitted to a vote of the shareholders of Wytec. Such vote shall be determined by the holder(s) of a majority of the then issued and outstanding shares of series C preferred stock. For example, if there are 10,000 shares of our common stock issued and outstanding at the time of such shareholder vote, the holders of the series C preferred stock, voting separately as a class, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting.

Additionally, the Company is prohibited from adopting any amendments to the Company’s bylaws or articles of incorporation, as amended, making any changes to the certificate of designation establishing the series C preferred stock, or effecting any reclassification of the series C preferred stock, without the affirmative vote of at least 66-2/3% of the outstanding shares of series C preferred stock. The Company may, however, by any means authorized by law and without any vote of the holders of shares of series C preferred stock, make technical, corrective, administrative or similar changes to such certificate of designation that do not, individually or in the aggregate, adversely affect the rights or preferences of the holders of shares of series C preferred stock.

The holders of the series C preferred stock are not entitled to any dividends. Holders of the series C preferred stock have no conversion rights. The shares of the series C preferred stock shall be automatically redeemed by us at their par value on the first to occur of the following: (i) on the date that Mr. Gray ceases, for any reason, to serve as officer, director or consultant of Wytec, or (ii) on the date that our shares of common stock first trade on any national securities exchange provided that the listing rules of any such exchange prohibit preferential voting rights of a class of securities of Wytec, or listing on any such national securities exchange is conditioned upon the elimination of the preferential voting rights of the series C preferred stock set forth in the certificate of designation. A holder of the series C preferred stock has no preemptive rights to subscribe for any additional shares of any class of stock of Wytec or for any issue of bonds, notes or other securities convertible into any class of stock of Wytec. The holders of the Series C Preferred Stock are not entitled to any liquidation preference.

 During the first quarter of 2021, the Company issued a total of 461,270 shares of common stock in consideration for the conversion of 461,270 shares of Series B Preferred Stock by eight shareholders.

In January 2021, a total of 24,211 shares of common stock were issued in consideration for cash already received.

In February 2021, a total of 15,000 common stock purchase warrants were exercised for a total of 15,000 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $75,000 as part of the Company’s Warrant Offering.

In February 2021, the Company issued a total of 9,375 shares of common stock to two investors for cash and conversion of accrued interest at $5.00 per share as part of the Company’s 2020 Unit Offering.

In March 2021, a total of 200 common stock purchase warrants were exercised for a total of 200 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $1,000 as part of the Company’s Warrant Offering.

In April 2021, a total of 9,006 common stock purchase warrants were exercised by three investors for a total of 9,006 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $45,030 as part of the Company’s Warrant Offering.

In April 2021, the Company issued a total of 25,280 shares of common stock in consideration for the conversion of 25,280 shares of Series B Preferred Stock by two shareholders.

In May 2021, a total of 20,000 common stock purchase warrants were exercised by three investors for a total of 20,000 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $100,000 as part of the Company’s Warrant Offering.

In May 2021, the Company issued a total of 30,000 shares of common stock in consideration for the conversion of 30,000 shares of Series B Preferred Stock by two shareholders.

In June 2021, the Company issued a total of 40,000 shares of common stock in consideration for the conversion of 40,000 shares of Series A Preferred Stock by one shareholder.

On June 14, 2021, the Company cancelled 24,134,448 shares of the Company’s common stock which were held in treasury.

In July 2021, the Company issued a total of 20,000 shares of common stock to four investors for cash at $5.00 per share as part of the Company’s Unit Offering.

In July 2021, the Company issued a total of 30,000 shares of common stock in consideration for the conversion of 30,000 shares of Series B Preferred Stock by three shareholders.

In August 2021, the Company issued a total of 9,375 shares of common stock to two investors for cash and conversion of accrued interest at $5.00 per share as part of the Company’s Unit Offering.

In August 2021, the Company issued a total of 10,000 shares of common stock in consideration for the conversion of 10,000 shares of Series B Preferred Stock by one shareholder.

In August 2021, the Company issued a total of 400 shares of common stock in consideration for the services performed by one individual.

In September 2021, the Company issued a total of 16,000 shares of common stock to three investors for cash at $5.00 per share as part of the Company’s Unit Offering.

In October 2021, we issued a total of 40,000 shares of common stock to six investors for cash at $5.00 per share as part of the Company’s Unit Offering.

In November 2021, a total of 4,100 common stock purchase warrants were exercised by two investors for a total of 4,100 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $20,500.

In November 2021, we issued a total of 32,000 shares of common stock to two investors for cash at $5.00 per share as part of the Company’s Unit Offering.

In November 2021, the Company issued a total of 200 shares of common stock in consideration for the services performed by one individual.

In December 2021, a total of 22,744 common stock purchase warrants were exercised by four investors for a total of 22,744 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $113,720.

In December 2021, we issued a total of 45,000 shares of common stock to eight investors for cash at $5.00 per share as part of the Company’s Unit Offering.

During the year ended December 31, 2021, an exchange agreement was signed between William H Gray and the Company pursuant to which 1,000 Series C Shares held by William H Gray were to be exchanged for 3,000,000 common shares, which had been disclosed on Form 8-K filed January 3, 2022. However, it was later determined that the exchange of shares should be treated as an extinguishment for the redemption of the Series C shares which is in accordance with the Series C Certificate of Designation, and then the issuance of the 3,000,000 common shares as compensation. As a result, a mutual understanding by the grantor and grantee had not occured, and therefore it was determined that a substantive grant date was not established. Therefore, upon further review of the exchange agreement and the Series C Certificate of Designation, all parties agreed to rescind the exchange agreement. Therefore, the financial statements do not reflect the issuance of the common shares and the 1,000 Series C shares are still outstanding,

During the year ended December 31, 2021, there were 171,750 shares of common stock issued for cash proceeds and conversion of accrued interest of $858,750 at the price of $5.00 per share; 24,211 shares of common stock issued for cash proceeds of $121,055 received in 2020; 596,550 shares of common stock issued in exchange for 40,000 Series A and 556,550 Series B preferred shares; 71,050 shares of common stock issued from the exercise of warrants and cash proceeds of $355,250; and 600 shares of common stock issued for stock based compensation of $3,048.

During the year ended December 31, 2020, there were 104,916 shares of common stock issued for cash proceeds of $511,875 at the price of $5.00 per share; 462,889 shares of common stock issued in exchange for 140,000 Series A and 322,899 Series B preferred shares; 65,500 shares of common stock issued from the exercise of warrants; and 27,234 shares of common stock issued for stock based compensation of $136,620.